SCHEDULE OF FUTURE MINIMUM PAYMENT FOR LONG-TERM LOANS (Details) ¥ in Thousands	Mar. 31, 2025 JPY (¥)
Debt Disclosure [Abstract]
2026	¥ 4,044,922
2027	5,350,415
2028	806,055
2029	160,056
2030	158,785
Thereafter	438,395
Total	¥ 10,958,628